Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 32,358,315	$ 36,124,160	$ 35,414,853
Tax rate	21.00%	21.00%	21.00%
Deferred income tax assets	$ 6,795,246	$ 7,586,074	$ 7,437,119
Valuation allowance	(6,795,246)	(7,586,074)	(7,437,119)
Net deferred income tax asset